S000005358 [Member] Expense Example - EMERGING MARKETS EQUITY INDEX FUND - EMERGING MARKETS EQUITY INDEX FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	75
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	$ 331